Fair value of financial instruments (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
At Amortized Cost	R$ 1,586,992	R$ 1,375,782
Central Bank compulsory deposits	115,748	110,392
Interbank deposits	59,592	69,942
Securities purchased under agreements to resell	221,779	169,718
Other financial assets	111,823	96,473
(-) Provision for expected loss	(50,687)	(41,079)
At Amortized Cost	1,755,498	1,553,107
Deposits	871,438	850,372
Securities sold under repurchase agreements	293,440	252,848
Other financial liabilities	583	161
Provision for Expected Loss	3,684	5,200
Loan commitments	2,874	4,433
Financial guarantees	810	767
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,586,992	1,375,782
At Amortized Cost	1,586,992	1,375,782
Central Bank compulsory deposits	115,748	110,392
Interbank deposits	59,592	69,942
Securities purchased under agreements to resell	221,779	169,718
Securities	219,315	147,746
Loan and financial lease	909,422	822,590
Other financial assets	111,823	96,473
(-) Provision for expected loss	50,687	41,079
Financial liabilities	1,759,182	1,558,307
At Amortized Cost	1,755,498	1,553,107
Deposits	871,438	850,372
Securities sold under repurchase agreements	293,440	252,848
Interbank market funds	294,587	177,145
Institutional market funds	129,382	138,636
Other financial liabilities	166,651	134,106
Provision for Expected Loss	3,684	5,200
Loan commitments	2,874	4,433
Financial guarantees	810	767
At fair value [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,588,402	1,376,534
At Amortized Cost	1,588,402	1,376,534
Central Bank compulsory deposits	115,748	110,392
Interbank deposits	59,868	70,112
Securities purchased under agreements to resell	221,779	169,718
Securities	219,133	147,219
Loan and financial lease	910,738	823,699
Other financial assets	111,823	96,473
(-) Provision for expected loss	50,687	41,079
Financial liabilities	1,758,475	1,558,838
At Amortized Cost	1,754,791	1,553,638
Deposits	871,370	850,277
Securities sold under repurchase agreements	293,440	252,848
Interbank market funds	294,573	177,181
Institutional market funds	128,757	139,226
Other financial liabilities	166,651	134,106
Provision for Expected Loss	3,684	5,200
Loan commitments	2,874	4,433
Financial guarantees	R$ 810	R$ 767